UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01090

                              THE JAPAN FUND, INC.
               (Exact name of registrant as specified in charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip Code)

                                AGENT FOR SERVICE
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                   COPIES TO:
                               Counsel of the Fund
                              DAVIS POLK & WARDWELL
                              450 Lexington Avenue
                               New York, NY 10017
                         Attention: Nora M. Jordan, Esq.

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)
The Japan Fund, Inc.                                    AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                     SHARES          VALUE ($)
--------------------------------------------------------------------------------
COMMON STOCK 98.5%
--------------------------------------------------------------------------------
COMMUNICATIONS 0.3%
--------------------------------------------------------------------------------
TELEPHONE/COMMUNICATIONS 0.3%
NTT DoCoMo, Inc.                                         817          1,290,831
--------------------------------------------------------------------------------
CONSTRUCTION 3.4%
--------------------------------------------------------------------------------
BUILDING - RESIDENTIAL/COMMERCIAL 0.4%
Sekisui House Ltd.                                   123,000          1,791,403
--------------------------------------------------------------------------------
BUILDING PRODUCTS 3.0%
Kuraray Co. Ltd.                                     155,500          1,834,793
Mitsubishi Rayon Co. Ltd.                            228,000          1,532,902
Nippon Steel Corp.*                                  397,000          2,282,108
Sumitomo Metal Industries Ltd.                     1,380,000          5,995,966
Tokyo Steel Manufacturing Co. Ltd.                    66,600          1,044,420
--------------------------------------------------------------------------------
                                                                     12,690,189
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 15.2%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 1.5%
ABC-Mart, Inc.                                        77,600          1,923,859
Fast Retailing Co. Ltd.                               29,400          2,806,824
UNY Co. Ltd.                                         129,000          1,680,394
--------------------------------------------------------------------------------
                                                                      6,411,077
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 10.5%
Aeon Fantasy Co. Ltd.                                 39,000          1,307,757
Konami Corp.                                          74,200          2,244,894
Nintendo Co. Ltd.                                    158,200         41,082,276
--------------------------------------------------------------------------------
                                                                     44,634,927
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 3.2%
Aeon Co. Ltd.                                        237,900          5,148,269
Daiei, Inc.*                                         204,400          2,741,595
EDION Corp.                                          140,500          2,084,062
Ryohin Keikaku Co. Ltd.                               44,700          3,422,279
--------------------------------------------------------------------------------
                                                                     13,396,205
--------------------------------------------------------------------------------




  | The Japan Fund, Inc.

Schedule of Investments (Unaudited)
The Japan Fund, Inc.                                    AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                     SHARES          VALUE ($)
CONSUMER STAPLES 4.4%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 1.6%
Fujifilm Holdings Corp.                               63,500          2,609,589
Konica Minolta Holdings, Inc.                         85,500          1,207,160
Yamada Denki Co. Ltd.                                 35,100          2,979,326
--------------------------------------------------------------------------------
                                                                      6,796,075
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 1.2%
Uni-Charm Corp.                                       88,300          5,246,500
--------------------------------------------------------------------------------
FOOD & BEVERAGE 0.9%
Nissin Food Products Co. Ltd.                        105,200          3,898,916
--------------------------------------------------------------------------------
TOBACCO 0.7%
Japan Tobacco, Inc.                                      579          2,797,924
--------------------------------------------------------------------------------
DURABLES 7.9%
--------------------------------------------------------------------------------
AUTOMOBILES 7.9%
Honda Motor Co. Ltd.                                 268,500         10,605,513
Toyota Motor Corp.*                                  341,100         22,818,355
--------------------------------------------------------------------------------
                                                                     33,423,868
--------------------------------------------------------------------------------
ENERGY 2.2%
--------------------------------------------------------------------------------
OIL COMP - EXPLORATION & PRODUCTION 1.7%
Inpex Holdings, Inc.                                     867          7,126,027
--------------------------------------------------------------------------------
OIL REFINING & MARKETING 0.5%
Nippon Oil Corp.                                     298,000          1,993,512
--------------------------------------------------------------------------------
FINANCIAL 19.3%
--------------------------------------------------------------------------------
BANKS 10.7%
Hiroshima Bank Ltd.                                  216,000          1,252,542
Mizuho Financial Group, Inc.                           3,231         23,080,511
Sumitomo Mitsui Financial Group, Inc.                  1,386         14,210,606
Sumitomo Trust & Banking Co. Ltd.                    636,000          6,670,544
--------------------------------------------------------------------------------
                                                                     45,214,203
--------------------------------------------------------------------------------




  | The Japan Fund, Inc.

Schedule of Investments (Unaudited)
The Japan Fund, Inc.                                    AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                     SHARES          VALUE ($)
BANKS (CONTINUED)

COMMERCIAL BANKS NON - US 0.6%
Chiba Bank Ltd.                                      144,000          1,217,447
Tokyo Tomin Bank Ltd. (A)                             34,000          1,305,824
--------------------------------------------------------------------------------
                                                                      2,523,271
--------------------------------------------------------------------------------
CONSUMER FINANCE 1.1%
Aiful Corp.                                           53,600          1,509,034
Jaccs Co. Ltd.                                       275,000          1,700,983
Takefuji Corp.                                        38,200          1,512,077
--------------------------------------------------------------------------------
                                                                      4,722,094
--------------------------------------------------------------------------------
FINANCE - CREDIT CARD 0.6%
Aeon Credit Service Co. Ltd.                         137,400          2,603,891
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 1.3%
Daiwa Securities Group, Inc.* (A)                    268,000          3,006,807
ORIX Corp.                                             8,440          2,443,550
--------------------------------------------------------------------------------
                                                                      5,450,357
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 1.3%
Aioi Insurance Co. Ltd.                              217,000          1,531,893
T&D Holdings, Inc.                                    60,250          3,984,936
--------------------------------------------------------------------------------
                                                                      5,516,829
--------------------------------------------------------------------------------
REAL ESTATE 1.2%
Leopalace21 Corp.                                     34,900          1,114,547
Mitsui Fudosan Co. Ltd.                              105,000          2,563,451
Sumitomo Realty & Development Co. Ltd.                40,000          1,284,142
--------------------------------------------------------------------------------
                                                                      4,962,140
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES 2.1%
Mitsubishi Estate Co. Ltd.                           342,000          8,852,509
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT 0.4%
NTT Urban Development Corp.                              790          1,527,019
--------------------------------------------------------------------------------




  | The Japan Fund, Inc.

Schedule of Investments (Unaudited)
The Japan Fund, Inc.                                    AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                     SHARES          VALUE ($)
HEALTH 5.5%
--------------------------------------------------------------------------------
MEDICAL - DRUGS 0.9%
Daiichi Sankyo Co. Ltd.                              126,000          3,939,155
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 2.1%
Sysmex Corp. (A)                                      25,600          1,002,571
Terumo Corp.                                         205,300          8,074,662
--------------------------------------------------------------------------------
                                                                      9,077,233
--------------------------------------------------------------------------------
PHARMACEUTICALS 2.5%
Chugai Pharmaceutical Co. Ltd.*                      128,100          2,642,957
Shionogi & Co. Ltd.                                  119,000          2,340,197
Takeda Pharmaceutical Co. Ltd.                        83,700          5,746,945
--------------------------------------------------------------------------------
                                                                     10,730,099
--------------------------------------------------------------------------------
MANUFACTURING 21.7%
--------------------------------------------------------------------------------
BICYCLE MANUFACTURING 1.1%
Shimano, Inc. (A)                                    155,000          4,494,075
--------------------------------------------------------------------------------
CHEMICALS 3.4%
Hitachi Chemical Co. Ltd.                             90,600          2,497,420
JSR Corp.                                            213,900          5,536,701
Kansai Paint Co. Ltd.                                 55,000            435,415
Nitto Denko Corp.                                     30,500          1,527,691
Shin-Etsu Chemical Co. Ltd.                           63,000          4,219,766
--------------------------------------------------------------------------------
                                                                     14,216,993
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 4.1%
Nidec Corp.                                          226,500         17,512,396
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 1.4%
Daiwa House Industry Co. Ltd.                        231,000          4,018,573
Kurita Water Industries Ltd.                          93,000          2,008,656
--------------------------------------------------------------------------------
                                                                      6,027,229
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 6.5%
Fanuc Ltd.                                            30,900          3,043,516
Horiba Ltd. (A)                                       42,600          1,575,258
Minebea Co. Ltd.                                     183,000          1,279,570
Mitsubishi Heavy Industries Ltd.                     709,000          3,223,540




  | The Japan Fund, Inc.

Schedule of Investments (Unaudited)
The Japan Fund, Inc.                                    AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                     SHARES          VALUE ($)
MACHINERY/COMPONENTS (CONTINUED)
THK Co. Ltd                                          149,600          3,859,753
Yokogawa Electric Corp.                              924,600         14,662,746
--------------------------------------------------------------------------------
                                                                     27,644,383
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 3.5%
Canon, Inc.                                          265,400         14,943,945
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.7%
Furukawa Electric Co. Ltd.                         1,157,000          7,273,183
--------------------------------------------------------------------------------
METAL 7.1%
--------------------------------------------------------------------------------
CHEMICALS - DIVERSIFIED 0.3%
Ube Industries Ltd.                                  476,000          1,368,115
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 5.2%
MISUMI Group, Inc.                                   469,100          8,988,554
Mitsui & Co. Ltd.                                    683,000         10,217,161
Sumitomo Corp.                                       195,100          2,920,187
--------------------------------------------------------------------------------
                                                                     22,125,902
--------------------------------------------------------------------------------
STEEL - SPECIALTY 1.6%
Hitachi Metals Ltd.                                  121,000          1,288,402
JFE Holdings, Inc.*                                  105,400          5,429,885
--------------------------------------------------------------------------------
                                                                      6,718,287
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 2.7%
--------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 0.8%
Casio Computer Co. Ltd.                               92,500          2,098,916
Obic Co. Ltd.                                          6,050          1,252,302
--------------------------------------------------------------------------------
                                                                      3,351,218
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.9%
Mitsui-Soko Co. Ltd.                                 167,000            968,401
Secom Co. Ltd.                                        38,500          1,996,344
Sohgo Security Services Co. Ltd.                      75,900          1,527,696
Sumitomo Warehouse Co. Ltd. (A)                      329,000          2,513,329




  | The Japan Fund, Inc.

Schedule of Investments (Unaudited)
The Japan Fund, Inc.                                    AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                     SHARES          VALUE ($)
MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
Trend Micro, Inc.*                                    42,500          1,246,533
--------------------------------------------------------------------------------
                                                                      8,252,303
--------------------------------------------------------------------------------
TECHNOLOGY 7.2%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 1.7%
Access Co. Ltd.* (A)                                     376          1,734,801
Nihon Unisys Ltd.                                    134,000          2,190,352
Nomura Research Institute Ltd.                        14,500          2,103,286
NTT Data Corp.                                           213          1,066,880
--------------------------------------------------------------------------------
                                                                      7,095,319
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 5.1%
Advantest Corp.                                       23,300          1,335,457
Hamamatsu Photonics (A)                               30,800            924,078
Hoya Corp.                                           138,100          5,385,192
Murata Manufacturing Co. Ltd.                         21,300          1,441,003
NEC Tokin Corp. (A)                                  207,000          1,341,264
Nippon Electric Glass Co. Ltd.                        86,000          1,806,875
Sumco Corp.                                           24,700          2,088,260
Tokyo Seimitsu Co. Ltd. (A)                          155,300          7,334,952
--------------------------------------------------------------------------------
                                                                     21,657,081
--------------------------------------------------------------------------------
INTERNET CONNECTIV SERVICES 0.4%
eAccess Ltd. (A)                                       2,715          1,533,305
--------------------------------------------------------------------------------
TRANSPORTATION 1.6%
--------------------------------------------------------------------------------
MARINE 1.2%
lino Kaiun Kaisha Ltd.                               263,000          2,548,441
Kawasaki Kisen Kaisha Ltd.                           348,000          2,722,817
--------------------------------------------------------------------------------
                                                                      5,271,258
--------------------------------------------------------------------------------
RAILROADS 0.4%
East Japan Railway Co.                                   244          1,630,221
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $314,467,309)                              417,731,467
--------------------------------------------------------------------------------




  | The Japan Fund, Inc.

Schedule of Investments (Unaudited)
The Japan Fund, Inc.                                    AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                     SHARES          VALUE ($)
--------------------------------------------------------------------------------
CASH EQUIVALENT 5.4%
--------------------------------------------------------------------------------
     Brown Brothers Investment Trust - Securities
     Lending Investment Fund (B)
     (Cost $22,975,735)                           22,975,735         22,975,735
--------------------------------------------------------------------------------
     TOTAL INVESTMENTS - 103.9%
     (COST $337,443,044)+                                           440,707,202
--------------------------------------------------------------------------------
  Percentages are based on net Assets of $ 424,228,243.
* Non-income producing security.
(A) This security or partial position of this security was on loan at December 31, 2006. The total value of securities on loan was $21,828,535.
(B) This security was purchased with cash collateral received for securities on loan at December 31, 2006.

+At December 31, 2006, the tax basis cost of the Fund's investments was $337,443,044 and the gross unrealized appreciation and depreciation were $112,902,208 and $(9,638,050), respectively.


For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



                                                            JPN-QH-001-0500





  | The Japan Fund, Inc.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(e) under the 1940 Act and Rules 15d-15(e) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last N-Q fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBIT

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Japan Fund, Inc.


By (Signature and Title)*                  /s/ John F. McNamara
                                           --------------------------
                                           John F. McNamara
                                           President of The Japan Fund, Inc.
Date: February 22, 2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ John F. McNamara
                                           --------------------------
                                           John F. McNamara
                                           President of The Japan Fund, Inc.

Date: February 22, 2007

By (Signature and Title)*                  /s/ William L. Givens
                                           ----------------------------------
                                           William L. Givens
                                           Chairman of the Board of Directors of
                                           The Japan Fund, Inc.
Date: February 22, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           ----------------------------------
                                           Michael Lawson
                                           Chief Financial Officer of
                                           The Japan Fund, Inc.
Date: February 22, 2007

* Print the name and title of each signing officer under his or her signature.